Employee Costs - Schedule of Employee Benefits Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Wages, salaries, and benefits	$ 4,238.9	$ 3,654.5
Contingent employment payments	6.6	19.5
Pension costs	126.7	108.0
Net share-based compensation	43.0	60.1
Total employee costs	4,415.2	3,842.1
Direct payroll costs	2,670.9	2,321.5
Indirect labor	$ 1,744.3	$ 1,520.6